Property, furniture and equipment, net - Additional information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)
Statement [Line Items]
Cash outflows for lease obligations	S/ 146,982,000		S/ 93,379,000
Gains on disposals of property, plant and equipment	11,780,000
Land [member]
Statement [Line Items]
Disposals, property, plant and equipment	44,374,000	$ 14,100,000
Gains on disposals of property, plant and equipment	9,939,000
Land [member] | Gross carrying amount [member]
Statement [Line Items]
Disposals, property, plant and equipment	54,313,000
Right-of-use assets [member]
Statement [Line Items]
Gains on disposals of property, plant and equipment	1,841,000
Retirements, property, plant and equipment	59,051,000
Right-of-use assets [member] | Gross carrying amount [member]
Statement [Line Items]
Disposals, property, plant and equipment	18,253,000
Right of use liabilities [Member]
Statement [Line Items]
Retirements, property, plant and equipment	77,305,000
IFRS 16 [Member]
Statement [Line Items]
Cash outflows for finance lease installment obligations	62,320,000		66,646,000
IAS 17 [Member]
Statement [Line Items]
Cash outflows for finance lease installment obligations	S/ 84,662,000		S/ 26,733,000